INVENTORIES	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

	September 30, 2018	March 31, 2018
	$	$
Raw materials	87,006	237,443
Finished goods	105,620	-
	192,626	237,443

During the three and six month periods ended September 30, 2018, the Company expensed $342,345 and $579,354, respectively,
in inventory as cost of goods sold (September 30, 2017 – $58,600 and $87,900).

6.	INVENTORY

	March 31, 2018	March 31, 2017
	$	$
Raw Materials	237,443	119,985
Work in Progress	-	108,264
	237,443	228,249

For the year ended March 31, 2018, $38,860 (March 31, 2017 - $43,009) of inventory has been written off to Cost of Sales as it is not expected to be used as a result of an introduction of new versions of existing InMotion products. In addition, for the year ended March 31, 2017, $124,416 was written off as a result of physical inventory counts.